UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 87.1%
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2019 until 6/15/2038 (a) (e)	437,721,690	424,951,832
5.5%, with various maturities from 7/20/2013 until 6/15/2038 (a) (e)	690,722,462	689,026,167
6.0%, with various maturities from 7/15/2014 until 6/15/2038 (a) (e)	599,238,414	609,936,243
6.5%, with various maturities from 8/15/2008 until 3/15/2038 (a)	174,241,415	180,720,466
7.0%, with various maturities from 9/15/2008 until 2/20/2038	38,225,728	40,353,430
7.5%, with various maturities from 6/15/2009 until 1/15/2037	36,818,793	39,177,686
8.0%, with various maturities from 8/20/2012 until 9/20/2013	91,365	95,832
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,203,873	1,334,511
10.5%, with various maturities from 10/20/2016 until 1/20/2021	399,189	456,516
11.5%, with various maturities from 4/15/2013 until 2/15/2016	95,473	108,432
12.0%, with various maturities from 12/15/2012 until 7/15/2015	352,559	406,122

12.5%, with various maturities from 5/15/2010 until 8/15/2015	201,766	230,785
13.0%, 5/15/2015	5,465	6,376
13.5%, with various maturities from 11/15/2012 until 9/15/2014	36,986	43,107
14.0%, 7/15/2011	19,155	20,933
14.5%, 10/15/2014	25,616	29,897
16.0%, 2/15/2012	15,989	18,338

Total Government National Mortgage Association (Cost $1,999,709,918)		1,986,916,673
Collateralized Mortgage Obligations 15.9%
Federal Home Loan Mortgage Corp.:
"PO", Series 3147, Principal Only, Zero Coupon, 4/15/2036	11,718,027	9,351,607
"MO", Series 3171, Principal Only, Zero Coupon, 6/15/2036	9,190,410	6,829,421
"AO", Series 3236, Principal Only, Zero Coupon, 11/15/2036	5,395,508	3,936,694
"SL", Series 2882, Interest Only, 4.729% ***, 10/15/2034	6,086,958	619,235
"GZ", Series 2906, 5.0%, 9/15/2034	20,491,513	17,474,433
Federal National Mortgage Association:
"FC", Series 2006-123, 2.743% *, 1/25/2037	6,460,938	6,128,270
"FA", Series 2005-87, 2.983% *, 10/25/2034	10,362,085	9,817,423
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,188,282	12,451,393
"AN", Series 2007-108, 8.935% *, 11/25/2037	17,543,635	19,250,192
Government National Mortgage Association:
"PO", Series 2002-69, Principal Only, Zero Coupon, 2/20/2032	10,402,955	8,574,537
"CO", Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,461,402
"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	2,533,729	1,881,331
"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	8,525,421	6,334,396
"PO", Series 2007-58, Principal Only, Zero Coupon, 10/20/2037	8,323,937	6,988,986
"FP", Series 2005-61, 2.691% *, 8/16/2035	30,464,849	28,847,306
"FM", Series 2004-80, 2.782% *, 7/20/2034	30,000,000	29,151,225
"FP", Series 2003-67, 3.382% *, 8/20/2033	14,971,875	14,588,441
"SB", Series 2008-36, Interest Only, 3.788% ***, 4/20/2038	34,653,304	2,768,799
"SP", Series 2005-61, Interest Only, 3.809% ***, 8/16/2035	15,828,953	1,181,220
"PZ", Series 2004-74, 4.0%, 9/20/2034	3,484,633	2,770,733
"NS", Series 2007-72, Interest Only, 4.048% ***, 11/20/2037	6,584,542	419,412
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,158,089	1,851,921
"GS", Series 2006-16, Interest Only, 4.508% ***, 4/20/2036	15,753,213	1,473,423
"KS", Series 2004-96, Interest Only, 4.518% ***, 7/20/2034	14,763,723	1,378,743
"SU", Series 2004-30, Interest Only, 4.718% ***, 2/20/2032	23,003,517	1,295,721
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	13,830,941	1,868,420
"GD", Series 2004-26, 5.0%, 11/16/2032	21,000,000	20,577,707
"LG", Series 2003- 70, 5.0%, 8/20/2033	5,000,000	4,709,093
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	4,531,729
"PH", Series 2004-80, 5.0%, 7/20/2034	11,000,000	10,347,973
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,422,719
"ZB", Series 2005-15, 5.0%, 2/16/2035	11,809,514	10,398,924
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,469,959	2,957,783
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	8,721,619
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	5,915,207	937,608
"PZ" Series 2003-25, 5.5%, 4/20/2033	6,638,960	6,161,047
"TZ", Series 2003-85, 5.5%, 10/20/2033	6,459,282	5,991,680
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	11,465,575
"Z", Series 2005-96, 5.5%, 12/16/2035	7,483,124	6,933,197
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,738,946
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,325,351	4,889,106
"SJ", Series 1999-43, Interest Only, 5.529% ***, 11/16/2029	8,640,292	875,550
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	1,280,720	191,935

	"ZB", Series 2005-65, 6.0%, 9/20/2032	21,405,761	21,575,626
	"PH" Series 2002- 84, 6.0%, 11/16/2032	9,000,000	9,013,329
	"PB", Series 2005-92, 6.0%, 12/20/2035	8,000,000	7,882,786
	"VB", Series 2002-49, 6.5%, 8/20/2017	20,417	20,384
	"PB", Series 2001-53, 6.5%, 11/20/2031	4,500,000	4,748,812
	"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	14,101,472	3,449,515
	"ST", Series 2004-71, 7.0%, 9/20/2034	6,119,479	5,790,966

Total Collateralized Mortgage Obligations (Cost $360,610,932)			362,028,293
	US Government Agency Sponsored Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp.:
	5.48% *, 2/1/2037	22,905,747	23,283,004
	5.752% *, 12/1/2036	9,380,097	9,514,186
	5.849% *, 12/1/2036	8,344,234	8,475,982
	5.855% *, 1/1/2037	18,996,626	19,308,969
Federal National Mortgage Association:
	5.833% *, 9/1/2036	9,138,235	9,360,705
	5.948% *, 12/1/2036	19,029,437	19,529,264

Total US Government Agency Sponsored Pass-Throughs (Cost $88,295,095)			89,472,110
	Government & Agency Obligations 4.0%
US Government Sponsored Agencies 1.1%
Federal National Mortgage Association, 8.45% *, 2/27/2023		25,000,000	25,000,000
US Treasury Obligations 2.9%
US Treasury Bill, 1.08% **, 7/17/2008 (b)		4,233,000	4,230,342
US Treasury Note, 2.625%, 5/31/2010 (a)		62,000,000	62,038,750

			66,269,092

Total Government & Agency Obligations (Cost $91,277,681)			91,269,092
		Shares	Value ($)

	Securities Lending Collateral 30.2%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $688,378,885)		688,378,885	688,378,885
	Cash Equivalents 1.7%
Cash Management QP Trust, 2.49% (c) (Cost $40,187,900)		40,187,900	40,187,900
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,268,460,411) †		142.8	3,258,252,953
Other Assets and Liabilities, Net		(42.8)	(976,937,689)

Net Assets		100.0	2,281,315,264

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of June 30, 2008.
†

The cost for federal income tax purposes was $3,268,578,742. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $10,325,789. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,583,549 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,909,338.

(a)					All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $678,860,931 which is 29.8% of net assets.
(b)					At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)					Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)					Mortgage dollar rolls included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At June 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10-Year Interest Rate Swap	9/15/2008	103	11,098,538	11,325,171	226,633

At June 30, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10-Year US Treasury Note	9/19/2008	3,182	358,878,903	362,499,406	(3,620,503)

At June 30, 2008, open written option contracts were as follows:
Written Options	Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
30-Year GNSF	5.0	30,000,000	8/13/2008	96.6	346,875
30-Year GNSF	5.5	30,000,000	7/14/2008	101.0	28,125
30-Year GNSF	5.5	30,000,000	7/14/2008	100.7	36,328
30-Year GNSF	6.0	30,000,000	7/14/2008	102.0	34,453
Total Call Options (Premiums received $853,125)					445,781
Put Options
30-Year GNSF	5.0	30,000,000	7/14/2008	97.6	379,687
30-Year GNSF	5.5	30,000,000	7/14/2008	99.5	229,687
30-Year GNSF	5.5	30,000,000	8/13/2008	98.9	337,500
30-Year GNSF	5.5	90,000,000	8/13/2008	99.4	1,153,125
30-Year GNSF	6.0	30,000,000	7/14/2008	102.0	341,016
30-Year GNSF	6.0	30,000,000	8/13/2008	101.0	359,766
Total Put Options (Premiums received $2,258,203)					2,800,781
Total Written Options (Total Premiums received $3,111,328)
GNSF: Government National Single Family

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008